UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:  11/30

Date of reporting period:   11/30/2025

Item 1. Reports to Stockholders.

(a)

North Star Bond Fund

Class I (NSBDX )

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/bond-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$159	1.56%

How did the Fund perform during the reporting period?

The Fund performed consistently with expectations, although it fell below its benchmark for the twelve months ending November 30, 2025, with a positive 3.64% return. There was little movement in the prevailing interest rates for our very short-duration portfolio, which has a duration of less than 3 years. Meanwhile, the yield on the 10-year Treasury declined slowly to finish the period down 10 basis points. Short-term rates fell faster, leading to a steepening of the 10-2 spread to its highest level since early 2022. We had no material credit issues in any of our individual holdings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Bond Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg Ba to B U.S. High Yield Index
$18,000
$16,000
$14,000
$12,000
$10,000
$17,698
$12,829
$12,178
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	North Star Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg Ba to B U.S. High Yield Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$10,556	$10,217	$10,998
Nov-2017	$10,881	$10,546	$11,915
Nov-2018	$10,747	$10,404	$11,925
Nov-2019	$11,411	$11,527	$13,295
Nov-2020	$11,533	$12,366	$14,316
Nov-2021	$11,861	$12,224	$14,951
Nov-2022	$11,174	$10,654	$13,701
Nov-2023	$11,614	$10,780	$14,825
Nov-2024	$12,378	$11,521	$16,450
Nov-2025	$12,829	$12,178	$17,698

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Bond Fund	3.64%	2.15%	2.52%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%
Bloomberg Ba to B U.S. High Yield Index	7.59%	4.33%	5.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$35,112,737
Number of Portfolio Holdings	36
Advisory Fee	$287,733
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	74.2%
Money Market Funds	7.9%
Preferred Stocks	11.6%
U.S. Government & Agencies	6.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
37.7%
Financials
17.2%
Industrials
9.6%
Real Estate
8.9%
Money Market Funds
7.8%
U.S. Treasury Obligations
6.2%
Health Care
4.9%
Energy
4.3%
Consumer Staples
2.2%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Consumer Staples	2.2%
Energy	4.3%
Health Care	4.9%
U.S. Treasury Obligations	6.2%
Money Market Funds	7.8%
Real Estate	8.9%
Industrials	9.6%
Financials	17.2%
Consumer Discretionary	37.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.8%
United States Treasury Bill, 3.770%, 01/15/26	4.8%
Oceaneering International, Inc., 6.000%, 02/01/28	4.3%
Scotts Miracle-Gro Company (The), 5.250%, 12/15/26	4.3%
Wintrust Financial Corporation, 4.850%, 06/06/29	4.2%
Beazer Homes USA, Inc., 5.875%, 10/15/27	4.2%
Wendy's International, LLC, 7.000%, 12/15/25	4.2%
Elanco Animal Health, Inc., 6.650%, 08/28/28	4.2%
Under Armour, Inc., 3.250%, 06/15/26	4.2%
EPR Properties, 4.950%, 04/15/28	4.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

North Star Bond Fund - Class I (NSBDX )

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-NSBDX

North Star Dividend Fund

Class I (NSDVX )

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/dividend-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.43%

How did the Fund perform during the reporting period?

The Fund declined 6% for the period ending November 30, 2025, significantly trailing its benchmark. Dividend-paying securities are particularly sensitive to interest rates, as these rates provide an alternative source of income for income-oriented investors. At the beginning of 2025, the consensus expectation was for short-term interest rates to decrease consistently throughout the year; however, concerns over the potential inflationary impact of proposed tariffs tempered those expectations. The biggest detractor from performance came from the previous year’s biggest contributor, Flexsteel Industries (FLXS), a United States-based company that manufactures, imports, and markets residential upholstered wooden furniture products. As a group, our utilities, financial sector, and REIT holdings all treaded water. Those three sectors comprise a significant percentage of the higher dividend-paying small caps. At the same time, select companies experienced temporary earnings volatility, most maintained healthy payout ratios and continued to return capital through dividends and share repurchases. On the positive side, the Fund’s performance was driven by a mix of defensive income holdings and asset-backed businesses with strong balance sheets. Oil Dri Corp (ODC), Rocky Brands (RCKY), Standard Motor Products (SMP), and Sprott Inc. (SII) all posted gains of 40% or better.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Dividend Fund
S&P 500® Index
Morningstar US Small Value TR USD
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$39,175
$22,674
$17,890
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	North Star Dividend Fund	S&P 500® Index	Morningstar US Small Value TR USD
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$11,930	$10,806	$11,855
Nov-2017	$13,450	$13,277	$13,024
Nov-2018	$12,596	$14,111	$12,512
Nov-2019	$13,661	$16,384	$12,702
Nov-2020	$13,710	$19,244	$12,395
Nov-2021	$16,274	$24,617	$16,654
Nov-2022	$16,118	$22,350	$17,526
Nov-2023	$15,612	$25,443	$16,779
Nov-2024	$19,034	$34,066	$22,106
Nov-2025	$17,890	$39,175	$22,674

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Dividend Fund	-6.01%	5.47%	5.99%
S&P 500® Index	15.00%	15.28%	14.63%
Morningstar US Small Value TR USD	2.57%	12.84%	8.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$83,482,549
Number of Portfolio Holdings	53
Advisory Fee	$864,299
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	0.8%
Preferred Stocks	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
24.2%
Utilities
21.2%
Financials
21.0%
Real Estate
8.1%
Industrials
5.5%
Materials
5.0%
Energy
5.0%
Consumer Staples
4.4%
Communications
1.9%
Technology
1.7%
Health Care
0.9%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.8%
Health Care	0.9%
Technology	1.7%
Communications	1.9%
Consumer Staples	4.4%
Energy	5.0%
Materials	5.0%
Industrials	5.5%
Real Estate	8.1%
Financials	21.0%
Utilities	21.2%
Consumer Discretionary	24.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott, Inc.	5.4%
Oil-Dri Corporation of America	4.2%
Postal Realty Trust, Inc., Class A	3.7%
LSI Industries, Inc.	3.3%
Northwestern Energy Group, Inc.	3.2%
Westwood Holdings Group, Inc.	3.1%
Flexsteel Industries, Inc.	3.0%
Ethan Allen Interiors, Inc.	2.9%
Northwest Natural Holding Company	2.8%
Bar Harbor Bankshares	2.7%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

North Star Dividend Fund - Class I (NSDVX )

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/dividend-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-NSDVX

North Star Micro Cap Fund

Class I (NSMVX )

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about North Star Micro Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/micro-cap-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.38%

How did the Fund perform during the reporting period?

The Fund underperformed its benchmarks during the twelve months ending November 30, 2025, posting a 5.8% decline. It was a year of big winners and big losers. On the positive side were Allient Inc. (ALNT), a global engineering and manufacturing company, and CECO Environmental Corp. (CECO), which provides engineering solutions for the energy, industrial, and fluid handling segments. Both of those companies produced returns of more than 100%. On the other side of the ledger were educational furniture company Virco Manufacturing (VIRC), architectural products company Apogee Enterprises (APOG), and medical device company Accuray, Inc. (ARAY), all of which declined by over 50%. A handful of holdings within the technology, consumer, and industrial segments faced short-term headwinds tied to tariff uncertainty, supply-chain normalization, and uneven end-market demand. One notable software position, Simulations Plus (SLP), recorded an impairment following a client cancellation linked to the nationwide defunding of healthcare programs. Despite these challenges, most detractors maintained strong balance sheets and disciplined capital allocation, reinforcing our confidence in their long-term prospects.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Micro Cap Fund
S&P 500® Index
Morningstar US Small Value TR USD
$40,000
$34,000
$28,000
$22,000
$16,000
$10,000
$39,175
$22,674
$21,705
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	North Star Micro Cap Fund	S&P 500® Index	Morningstar US Small Value TR USD
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$12,031	$10,806	$11,855
Nov-2017	$13,078	$13,277	$13,024
Nov-2018	$12,311	$14,111	$12,512
Nov-2019	$12,835	$16,384	$12,702
Nov-2020	$17,656	$19,244	$12,395
Nov-2021	$20,636	$24,617	$16,654
Nov-2022	$16,233	$22,350	$17,526
Nov-2023	$17,651	$25,443	$16,779
Nov-2024	$23,034	$34,066	$22,106
Nov-2025	$21,705	$39,175	$22,674

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Micro Cap Fund	-5.77%	4.22%	8.06%
S&P 500® Index	15.00%	15.28%	14.63%
Morningstar US Small Value TR USD	2.57%	12.84%	8.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$110,555,244
  Number of Portfolio Holdings53
  Advisory Fee $1,105,000
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.7%
Money Market Funds	9.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
44.0%
Industrials
25.0%
Money Market Funds
9.3%
Materials
5.7%
Technology
5.2%
Financials
3.8%
Consumer Staples
2.7%
Real Estate
2.3%
Utilities
0.9%
Energy
0.6%
Health Care
0.5%

Value	Value
Health Care	0.5%
Energy	0.6%
Utilities	0.9%
Real Estate	2.3%
Consumer Staples	2.7%
Financials	3.8%
Technology	5.2%
Materials	5.7%
Money Market Funds	9.3%
Industrials	25.0%
Consumer Discretionary	44.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.3%
United States Lime & Minerals, Inc.	5.1%
Green Brick Partners, Inc.	4.4%
Boot Barn Holdings, Inc.	3.7%
Interface, Inc.	3.6%
Barrett Business Services, Inc.	3.6%
Build-A-Bear Workshop, Inc.	3.6%
QEP Company, Inc.	3.1%
Liquidity Services, Inc.	2.9%
Rocky Brands, Inc.	2.9%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

North Star Micro Cap Fund - Class I (NSMVX )

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/micro-cap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-NSMVX

North Star Opportunity Fund

Class A (NSOPX )

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.55%

How did the Fund perform during the reporting period?

The Fund generated a 7.3% return for Class A shares, which lagged behind its benchmark for the twelve-month period ended November 30, 2025. Our technology holdings delivered strong results, with returns of 58.6% and 90.3% from large-cap companies Advanced Micro Devices (AMD) and Alphabet, Inc. (GOOGL), respectively. Small Caps, Sphere Entertainment (SPHR), and Orion Energy Systems, Inc. (OESX) posted gains of 105.6% and 81%. The biggest performance detractors were our private equity companies Blackstone Inc. (BX) and KKR & Co. Inc. (KKR), which have been significant long-term winners for the Fund. Consumer Discretionary represents a considerable sector allocation for the Fund, producing mixed results as lower-end consumers continued to be pressured by high prices and reduced their spending. Our fixed income sleeve, comprising 25% of the Fund, was primarily positioned in short-term Treasuries, which performed as expected.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Opportunity Fund
S&P 500® Index
S&P Target Risk Aggressive Index
S&P Target Risk Balanced Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$39,175
$25,231
$21,440
$20,284
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index	S&P Target Risk Balanced Index
Nov-2015	$9,426	$10,000	$10,000	$10,000
Nov-2016	$10,415	$10,806	$10,399	$10,371
Nov-2017	$11,606	$13,277	$12,542	$12,070
Nov-2018	$11,945	$14,111	$12,414	$11,951
Nov-2019	$13,059	$16,384	$14,015	$13,424
Nov-2020	$15,669	$19,244	$15,678	$14,875
Nov-2021	$18,761	$24,617	$18,234	$16,670
Nov-2022	$15,440	$22,350	$16,400	$14,933
Nov-2023	$15,617	$25,443	$17,844	$15,969
Nov-2024	$18,908	$34,066	$21,777	$18,904
Nov-2025	$20,284	$39,175	$25,231	$21,440

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Opportunity Fund
Without Load	7.28%	5.30%	7.96%
With Load	1.13%	4.06%	7.33%
S&P 500® Index	15.00%	15.28%	14.63%
S&P Target Risk Aggressive Index	15.86%	9.98%	9.70%
S&P Target Risk Balanced Index	13.42%	7.59%	7.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$137,849,917
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,174,239
Portfolio Turnover	25%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	72.8%
Convertible Bonds	0.7%
Corporate Bonds	10.0%
Money Market Funds	0.7%
Preferred Stocks	2.0%
U.S. Government & Agencies	13.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
20.9%
Technology
18.4%
Financials
17.4%
U.S. Treasury Obligations
13.7%
Communications
6.2%
Health Care
5.5%
Real Estate
5.3%
Consumer Staples
4.0%
Industrials
3.9%
Energy
3.8%
Money Market Funds
0.7%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Energy	3.8%
Industrials	3.9%
Consumer Staples	4.0%
Real Estate	5.3%
Health Care	5.5%
Communications	6.2%
U.S. Treasury Obligations	13.7%
Financials	17.4%
Technology	18.4%
Consumer Discretionary	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.610%, 12/11/25	7.2%
United States Treasury Bill, 3.770%, 01/15/26	6.5%
Alphabet, Inc., Class A	6.2%
Advanced Micro Devices, Inc.	5.6%
Sphere Entertainment Company	4.6%
JPMorgan Chase & Company	4.3%
Apple, Inc.	4.2%
Bank of America Corporation	4.2%
Amazon.com, Inc.	3.7%
Blackstone, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

North Star Opportunity Fund - Class A (NSOPX )

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-NSOPX

North Star Opportunity Fund

Class I (NSOIX )

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$135	1.30%

How did the Fund perform during the reporting period?

The Fund generated a 7.5% return for Class I shares, which lagged behind its benchmark for the twelve-month period ended November 30, 2025. Our technology holdings delivered strong results, with returns of 58.6% and 90.3% from large-cap companies Advanced Micro Devices (AMD) and Alphabet, Inc. (GOOGL), respectively. Small Caps, Sphere Entertainment (SPHR), and Orion Energy Systems, Inc. (OESX) posted gains of 105.6% and 81%. The biggest performance detractors were our private equity companies Blackstone Inc. (BX) and KKR & Co. Inc. (KKR), which have been significant long-term winners for the Fund. Consumer Discretionary represents a considerable sector allocation for the Fund, producing mixed results as lower-end consumers continued to be pressured by high prices and reduced their spending. Our fixed income sleeve, comprising 25% of the Fund, was primarily positioned in short-term Treasuries, which performed as expected.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Opportunity Fund
S&P 500® Index
S&P Target Risk Aggressive Index
S&P Target Risk Balanced Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$39,175
$25,231
$22,012
$21,440
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index	S&P Target Risk Balanced Index
Nov-2015	$10,000	$10,000	$10,000	$10,000
Nov-2016	$11,051	$10,806	$10,399	$10,371
Nov-2017	$12,350	$13,277	$12,542	$12,070
Nov-2018	$12,737	$14,111	$12,414	$11,951
Nov-2019	$13,961	$16,384	$14,015	$13,424
Nov-2020	$16,793	$19,244	$15,678	$14,875
Nov-2021	$20,153	$24,617	$18,234	$16,670
Nov-2022	$16,631	$22,350	$16,400	$14,933
Nov-2023	$16,858	$25,443	$17,844	$15,969
Nov-2024	$20,468	$34,066	$21,777	$18,904
Nov-2025	$22,012	$39,175	$25,231	$21,440

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Opportunity Fund	7.54%	5.56%	8.21%
S&P 500® Index	15.00%	15.28%	14.63%
S&P Target Risk Aggressive Index	15.86%	9.98%	9.70%
S&P Target Risk Balanced Index	13.42%	7.59%	7.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$137,849,917
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,174,239
Portfolio Turnover	25%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	72.8%
Convertible Bonds	0.7%
Corporate Bonds	10.0%
Money Market Funds	0.7%
Preferred Stocks	2.0%
U.S. Government & Agencies	13.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Energy	3.8%
Industrials	3.9%
Consumer Staples	4.0%
Real Estate	5.3%
Health Care	5.5%
Communications	6.2%
U.S. Treasury Obligations	13.7%
Financials	17.4%
Technology	18.4%
Consumer Discretionary	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.610%, 12/11/25	7.2%
United States Treasury Bill, 3.770%, 01/15/26	6.5%
Alphabet, Inc., Class A	6.2%
Advanced Micro Devices, Inc.	5.6%
Sphere Entertainment Company	4.6%
JPMorgan Chase & Company	4.3%
Apple, Inc.	4.2%
Bank of America Corporation	4.2%
Amazon.com, Inc.	3.7%
Blackstone, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

North Star Opportunity Fund - Class I (NSOIX )

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-NSOIX

North Star Small Cap Value Fund

Institutional Class (WFICX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.98%

How did the Fund perform during the reporting period?

The Fund posted 5.50% positive return for Institutional Class shares during the twelve-month period ended November 30, 2025. For the second consecutive year, our top performer was the heating and cooling company Comfort Systems (FIX), which gained nearly 100%. It was joined in the triple-digit winners’ column by investment management firm Sprott, Inc. (SII), Allient, Inc. (ALNT), a global engineering and manufacturing company, and Sphere Entertainment Co. (SPHR), owner of the hottest attraction in Las Vegas. There were no significant detractors, although a handful of companies experienced low double-digit declines. Real asset holdings, including Mobile Infrastructure Corp. (BEEP) and UMH Properties (UMH), experienced valuation pressure as higher interest rates and lingering tariff uncertainty weighed on sentiment. Semiconductor-related exposure, including Axcelis Technologies (ACLS), also detracted due to cyclical cooling in capital equipment orders. Despite these headwinds, most portfolio companies continued to generate healthy free cash flow and maintain conservative balance sheets, positioning them well for eventual reacceleration in earnings growth.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

North Star Small Cap Value Fund
Morningstar US Small Value TR USD
S&P 500® Index
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
$305,186
$210,867
$207,156
Dec-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	North Star Small Cap Value Fund	Morningstar US Small Value TR USD	S&P 500® Index
Dec-2018	$100,000	$100,000	$100,000
Nov-2019	$118,073	$116,049	$127,634
Nov-2020	$112,533	$113,246	$149,914
Nov-2021	$158,322	$152,152	$191,772
Nov-2022	$157,185	$160,122	$174,110
Nov-2023	$150,305	$153,298	$198,206
Nov-2024	$199,872	$201,965	$265,380
Nov-2025	$210,867	$207,156	$305,186

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
North Star Small Cap Value Fund	5.50%	13.38%	11.39%
S&P 500® Index	15.00%	15.28%	17.51%
Morningstar US Small Value TR USD	2.57%	12.84%	11.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,316,771
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$74,234
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
33.8%
Consumer Discretionary
20.2%
Financials
14.8%
Technology
8.3%
Energy
7.1%
Real Estate
5.8%
Communications
2.8%
Consumer Staples
2.7%
Money Market Funds
2.1%
Materials
1.6%
Utilities
0.9%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Materials	1.6%
Money Market Funds	2.1%
Consumer Staples	2.7%
Communications	2.8%
Real Estate	5.8%
Energy	7.1%
Technology	8.3%
Financials	14.8%
Consumer Discretionary	20.2%
Industrials	33.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	6.9%
Sphere Entertainment Company	6.1%
Sprott, Inc.	3.8%
AZZ, Inc.	3.5%
Gulfport Energy Corporation	3.5%
QCR Holdings, Inc.	3.2%
LSI Industries, Inc.	3.1%
OSI Systems, Inc.	3.1%
Allient, Inc.	3.0%
Blue Bird Corporation	3.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

North Star Small Cap Value Fund

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/small-cap-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-WFICX

North Star Small Cap Value Fund

Investor Class (WSCVX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$124	1.21%

How did the Fund perform during the reporting period?

The Fund posted 5.23% positive return for Investor Class shares during the twelve-month period ended November 30, 2025. For the second consecutive year, our top performer was the heating and cooling company Comfort Systems (FIX), which gained nearly 100%. It was joined in the triple-digit winners’ column by investment management firm Sprott, Inc. (SII), Allient, Inc. (ALNT), a global engineering and manufacturing company, and Sphere Entertainment Co. (SPHR), owner of the hottest attraction in Las Vegas. There were no significant detractors, although a handful of companies experienced low double-digit declines. Real asset holdings, including Mobile Infrastructure Corp. (BEEP) and UMH Properties (UMH), experienced valuation pressure as higher interest rates and lingering tariff uncertainty weighed on sentiment. Semiconductor-related exposure, including Axcelis Technologies (ACLS), also detracted due to cyclical cooling in capital equipment orders. Despite these headwinds, most portfolio companies continued to generate healthy free cash flow and maintain conservative balance sheets, positioning them well for eventual reacceleration in earnings growth.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Small Cap Value Fund
S&P 500® Index
Morningstar US Small Value TR USD
$40,000
$30,000
$20,000
$10,000
$0
$39,175
$22,674
$22,647
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	North Star Small Cap Value Fund	S&P 500® Index	Morningstar US Small Value TR USD
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$11,529	$10,806	$11,855
Nov-2017	$13,571	$13,277	$13,024
Nov-2018	$12,530	$14,111	$12,512
Nov-2019	$12,857	$16,384	$12,702
Nov-2020	$12,217	$19,244	$12,395
Nov-2021	$17,148	$24,617	$16,654
Nov-2022	$16,994	$22,350	$17,526
Nov-2023	$16,211	$25,443	$16,779
Nov-2024	$21,521	$34,066	$22,106
Nov-2025	$22,647	$39,175	$22,674

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Small Cap Value Fund	5.23%	13.14%	8.52%
S&P 500® Index	15.00%	15.28%	14.63%
Morningstar US Small Value TR USD	2.57%	12.84%	8.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,316,771
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$74,234
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Materials	1.6%
Money Market Funds	2.1%
Consumer Staples	2.7%
Communications	2.8%
Real Estate	5.8%
Energy	7.1%
Technology	8.3%
Financials	14.8%
Consumer Discretionary	20.2%
Industrials	33.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	6.9%
Sphere Entertainment Company	6.1%
Sprott, Inc.	3.8%
AZZ, Inc.	3.5%
Gulfport Energy Corporation	3.5%
QCR Holdings, Inc.	3.2%
LSI Industries, Inc.	3.1%
OSI Systems, Inc.	3.1%
Allient, Inc.	3.0%
Blue Bird Corporation	3.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

North Star Small Cap Value Fund

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/small-cap-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-WSCVX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

(a)(2) Not applicable

(a)(3) Not applicable

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $83,750
2024 $82,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $16,500
2024 $16,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2025 and 2024, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

North Star Small Cap Value Fund
Investor Class Shares (Symbol: WSCVX)
Institutional Class Shares (Symbol: WFICX)

Annual Financial Statements and Additional Information
November 30, 2025

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 72.7%
	ASSET MANAGEMENT - 5.9%
29,000	Blackstone, Inc.	$4,246,180
31,500	KKR & Company, Inc.	3,852,765
		8,098,945
	BANKING - 8.5%
108,000	Bank of America Corporation	5,794,200
19,000	JPMorgan Chase & Company	5,948,520
		11,742,720
	BIOTECH & PHARMA - 4.7%
18,000	AbbVie, Inc.	4,098,600
19,000	Zoetis, Inc.	2,435,420
		6,534,020
	E-COMMERCE DISCRETIONARY - 3.7%
22,000	Amazon.com, Inc.(a)	5,130,840

	ELECTRICAL EQUIPMENT - 2.5%
220,000	Orion Energy Systems, Inc.(a)(b)	3,491,400

	ENTERTAINMENT CONTENT - 4.6%
75,000	Sphere Entertainment Company(a)	6,344,250

	FOOD - 0.9%
26,600	General Mills, Inc.	1,259,510

	INDUSTRIAL REIT - 1.1%
32,000	LXP Industrial Trust	1,552,000

	INTERNET MEDIA & SERVICES - 6.2%
26,500	Alphabet, Inc., Class A	8,484,770

	LEISURE FACILITIES & SERVICES - 2.7%
74,000	Madison Square Garden Entertainment Corporation(a)	3,660,780

	OIL & GAS PRODUCERS - 3.8%
16,000	Exxon Mobil Corporation	1,854,720

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 72.7% (Continued)
	OIL & GAS PRODUCERS - 3.8% (Continued)
125,000	Kinder Morgan, Inc.	$3,415,000
		5,269,720
	RETAIL - CONSUMER STAPLES - 0.9%
13,000	Target Corporation	1,178,060

	RETAIL - DISCRETIONARY - 2.8%
20,000	Boot Barn Holdings, Inc.(a)	3,876,400

	RETAIL REIT - 1.4%
33,000	Realty Income Corporation	1,901,130

	SEMICONDUCTORS - 9.9%
35,500	Advanced Micro Devices, Inc.(a)	7,722,315
11,000	NVIDIA Corporation	1,947,000
24,000	QUALCOMM, Inc.	4,034,160
		13,703,475
	SPECIALTY REIT - 1.9%
49,000	EPR Properties	2,561,230

	TECHNOLOGY HARDWARE - 6.5%
21,000	Apple, Inc.	5,855,850
40,000	Cisco Systems, Inc.	3,077,600
		8,933,450
	TECHNOLOGY SERVICES - 2.0%
25,000	Paychex, Inc.	2,792,250

	TOBACCO & CANNABIS - 1.0%
230,000	Green Thumb Industries, Inc.(a)	1,363,900

	WHOLESALE - DISCRETIONARY - 1.7%
62,800	Acme United Corporation	2,323,600

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares				Fair Value
	COMMON STOCKS — 72.7% (Continued)
	TOTAL COMMON STOCKS (Cost $35,297,322)			$100,202,450

	PREFERRED STOCKS — 2.0%
	BANKING — 1.5%
17,000	Bank of Hawaii Corporation, 8.000%			451,690
25,000	First Busey Corporation, 8.250%			636,750
35,000	Wintrust Financial Corporation, 7.875%			919,100
				2,007,540

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
6,000	EPR Properties - Series C, 5.750%			141,300
12,000	LXP Industrial Trust - Series C, 6.500%			561,000
				702,300
	TOTAL PREFERRED STOCKS (Cost $2,693,154)			2,709,840

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BOND — 0.7%
	ASSET MANAGEMENT — 0.7%
1,000,000	WisdomTree, Inc.(c)	4.6250	08/15/30	1,004,635

	TOTAL CONVERTIBLE BOND (Cost $1,060,050)			1,004,635

	CORPORATE BONDS — 10.0%
	BANKING — 0.8%
1,050,000	Wintrust Financial Corporation	4.8500	06/06/29	1,043,423

	ENGINEERING & CONSTRUCTION — 1.3%
1,000,000	Brundage-Bone Concrete Pumping Holdings, Inc.(c)	7.5000	02/01/32	1,014,012
900,000	Great Lakes Dredge & Dock Corporation	5.2500	06/01/29	877,246
				1,891,258

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 10.0% (Continued)
	HOME & OFFICE PRODUCTS — 1.1%
850,000	ACCO Brands Corporation(c)	4.2500	03/15/29	$771,577
800,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	802,375
				1,573,952
	HOME CONSTRUCTION — 0.8%
1,050,000	Beazer Homes USA, Inc.	5.8750	10/15/27	1,055,765

	HOUSEHOLD PRODUCTS — 1.3%
800,000	Energizer Holdings, Inc.(c)	4.7500	06/15/28	790,971
1,000,000	Energizer Holdings, Inc.(c)	6.0000	09/15/33	945,231
				1,736,202
	LEISURE FACILITIES & SERVICES — 3.5%
950,000	Brinker International, Inc.(c)	8.2500	07/15/30	1,008,525
1,000,000	Lindblad Expeditions, LLC(c)	7.0000	09/15/30	1,026,233
1,000,000	Vail Resorts, Inc.	5.6250	07/15/30	1,015,300
1,850,000	Wendy’s International, LLC	7.0000	12/15/25	1,856,294
				4,906,352
	MEDICAL EQUIPMENT & DEVICES — 0.8%
1,050,000	Embecta Corporation(c)	6.7500	02/15/30	1,039,920

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
591,000	IIP Operating Partnership, L.P.	5.5000	05/25/26	582,625

	TOTAL CORPORATE BONDS (Cost $13,803,879)			13,829,497

	U.S. GOVERNMENT & AGENCIES — 13.7%
	U.S. TREASURY BILLS — 13.7%
10,000,000	United States Treasury Bill(d)	3.6100	12/11/25	9,989,139
9,000,000	United States Treasury Bill(d)	3.7700	01/15/26	8,957,488
				18,946,627
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $18,945,271)			18,946,627

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
931,242	First American Treasury Obligations Fund, Class X, 3.88%(e) (Cost $931,242)	$931,242

	TOTAL INVESTMENTS - 99.8% (Cost $72,730,918)	$137,624,291
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	225,626
	NET ASSETS - 100.0%	$137,849,917

LLC	- Limited Liability Company

L.P.	- Limited Partnership

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Affiliated Company – North Star Opportunity Fund holds in excess of 5% outstanding voting securities of this security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, the total market value of Rule 144A securities is $7,601,104 or 5.5% of net assets.

(d)	Zero coupon bond. Rate disclosed is the current yield as of November 30, 2025.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7%
	AEROSPACE & DEFENSE - 1.7%
20,300	Ducommun, Inc.(a)	$1,861,307

	APPAREL & TEXTILE PRODUCTS - 7.5%
142,000	Lakeland Industries, Inc.	2,155,560
32,000	Movado Group, Inc.	670,080
105,000	Rocky Brands, Inc.	3,188,850
234,000	Superior Group of Companies, Inc.	2,274,480
		8,288,970
	ASSET MANAGEMENT - 1.4%
92,000	Westwood Holdings Group, Inc.	1,558,480

	AUTOMOTIVE - 1.2%
33,731	Miller Industries, Inc.	1,306,739

	BANKING - 2.4%
50,500	Bar Harbor Bankshares	1,506,920
50,000	First Busey Corporation	1,177,000
		2,683,920
	BEVERAGES - 0.0%(b)
278,942	Truett-Hurst, Inc.(a)(c)(d)(e)	—

	COMMERCIAL SUPPORT SERVICES - 7.3%
112,000	Barrett Business Services, Inc.	3,930,080
52,000	Hackett Group, Inc. (The)	960,440
168,000	Healthcare Services Group, Inc.(a)	3,155,040
		8,045,560
	CONSTRUCTION MATERIALS - 5.7%
19,000	Apogee Enterprises, Inc.	691,790
46,000	United States Lime & Minerals, Inc.	5,592,220
		6,284,010
	CONSUMER SERVICES - 2.2%
119,000	Lincoln Educational Services Corporation(a)	2,449,020

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	E-COMMERCE DISCRETIONARY - 3.2%
650,000	CarParts.com, Inc.(a)	$350,220
107,000	Liquidity Services, Inc.(a)	3,214,280
		3,564,500
	ELECTRICAL EQUIPMENT - 1.9%
39,000	Allient, Inc.	2,100,540

	FOOD - 1.9%
7,000	Nathan’s Famous, Inc.	645,820
72,000	Nature’s Sunshine Products, Inc.(a)	1,481,760
		2,127,580
	GAS & WATER UTILITIES - 0.9%
113,000	Global Water Resources, Inc.	968,410

	HOME & OFFICE PRODUCTS - 2.2%
88,051	Hamilton Beach Brands Holding Company, Class A	1,404,413
143,000	Virco Mfg. Corporation	1,006,720
		2,411,133
	HOME CONSTRUCTION - 8.0%
71,000	Green Brick Partners, Inc.(a)	4,819,480
143,000	Interface, Inc.	3,991,130
		8,810,610
	HOUSEHOLD PRODUCTS - 0.8%
19,800	Central Garden & Pet Company(a)	676,368
4,950	Central Garden & Pet Company, Class A(a)	153,153
		829,521
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.1%
120,000	Eastern Company (The)	2,340,000

	LEISURE FACILITIES & SERVICES - 3.5%
250,000	Denny’s Corporation(a)	1,542,500
194,000	Lindblad Expeditions Holdings, Inc.(a)	2,333,820
		3,876,320
	LEISURE PRODUCTS - 3.3%
214,000	Escalade, Inc.	2,837,640

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	LEISURE PRODUCTS - 3.3% (Continued)
21,101	Johnson Outdoors, Inc., Class A	$864,930
		3,702,570
	MACHINERY - 8.1%
16,100	Alamo Group, Inc.	2,581,957
44,000	CECO Environmental Corporation(a)	2,294,600
94,800	QEP Company, Inc.	3,403,320
10,500	Tennant Company	767,865
		9,047,742
	MEDICAL EQUIPMENT & DEVICES - 0.5%
467,000	Accuray, Inc.(a)	504,360

	OIL & GAS PRODUCERS - 0.6%
162,300	Evolution Petroleum Corporation	637,839

	RETAIL - DISCRETIONARY - 9.6%
21,000	Boot Barn Holdings, Inc.(a)	4,070,220
74,000	Build-A-Bear Workshop, Inc.	3,929,400
90,500	Ethan Allen Interiors, Inc.	2,139,420
33,000	Shoe Carnival, Inc.	545,160
		10,684,200
	SEMICONDUCTORS - 1.3%
70,000	Penguin Solutions, Inc.(a)	1,416,100

	SOFTWARE - 2.4%
66,000	Cantaloupe, Inc.(a)	704,220
115,500	Simulations Plus, Inc.(a)	1,963,500
		2,667,720
	SPECIALTY REIT - 2.3%
163,000	Postal Realty Trust, Inc., Class A	2,533,020

	TECHNOLOGY HARDWARE - 1.5%
121,000	Turtle Beach Corporation(a)	1,679,480

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	TRANSPORTATION EQUIPMENT - 4.0%
61,000	Blue Bird Corporation(a)	$3,185,420
150,000	FreightCar America, Inc.(a)	1,227,000
		4,412,420
	WHOLESALE - DISCRETIONARY - 3.2%
81,000	Acme United Corporation	2,997,000
83,000	Alliance Entertainment Holding Corporation(a)	556,100
		3,553,100

	TOTAL COMMON STOCKS (Cost $57,465,115)	100,345,171

	SHORT-TERM INVESTMENT — 9.3%
	MONEY MARKET FUND - 9.3%
10,242,267	First American Treasury Obligations Fund, Class X, 3.88%(f) (Cost $10,242,267)	10,242,267

	TOTAL INVESTMENTS - 100.0% (Cost $67,707,382)	$110,587,438
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(32,194)
	NET ASSETS - 100.0%	$110,555,244

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of November 30, 2025 was $0, representing 0% of net assets.

(d)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.

(e)	Valued using unobservable inputs and fair valued by the Adviser. Security is Level 3.

(f)	Rate disclosed is the seven day effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7%
	APPAREL & TEXTILE PRODUCTS - 8.4%
60,000	Movado Group, Inc.	$1,256,400
70,000	Rocky Brands, Inc.	2,125,900
181,000	Superior Group of Companies, Inc.	1,759,320
59,000	Weyco Group, Inc.	1,767,640
		6,909,260
	ASSET MANAGEMENT - 10.3%
73,000	GCM Grosvenor, Inc.	801,540
49,000	Sprott, Inc.	4,487,910
35,000	Vitesse Energy, Inc.	740,600
153,700	Westwood Holdings Group, Inc.	2,603,678
		8,633,728
	AUTOMOTIVE - 1.5%
33,000	Standard Motor Products, Inc.	1,238,820

	BANKING - 5.6%
15,850	Bank of Hawaii Corporation	1,038,809
76,500	Bar Harbor Bankshares	2,282,760
10,000	Wintrust Financial Corporation	1,340,200
		4,661,769
	CHEMICALS - 4.2%
65,000	Oil-Dri Corporation of America	3,537,950

	COMMERCIAL SUPPORT SERVICES - 2.2%
23,200	ABM Industries, Inc.	997,600
48,000	Ennis, Inc.	837,120
		1,834,720
	CONSTRUCTION MATERIALS - 0.8%
18,100	Apogee Enterprises, Inc.	659,021

	ELECTRIC UTILITIES - 8.6%
46,000	Avista Corporation	1,903,480
38,000	Northwestern Energy Group, Inc.	2,625,420
11,600	Otter Tail Corporation	953,520

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	ELECTRIC UTILITIES - 8.6% (Continued)
33,500	Unitil Corporation	$1,682,705
		7,165,125
	ELECTRICAL EQUIPMENT - 3.3%
152,000	LSI Industries, Inc.	2,780,080

	GAS & WATER UTILITIES - 12.5%
59,000	Artesian Resources Corporation, Class A	1,858,500
170,000	Global Water Resources, Inc.	1,456,900
39,000	H2O America	1,810,770
48,000	Northwest Natural Holding Company	2,374,560
90,000	RGC Resources, Inc.	2,030,400
28,000	York Water Company (The)	913,640
		10,444,770
	HOME & OFFICE PRODUCTS - 5.7%
357,000	ACCO Brands Corporation	1,228,080
64,000	Flexsteel Industries, Inc.	2,529,920
64,000	Hamilton Beach Brands Holding Company, Class A	1,020,800
		4,778,800
	HOUSEHOLD PRODUCTS - 2.3%
169,000	Crown Crafts, Inc.	464,750
83,000	Energizer Holdings, Inc.	1,513,090
		1,977,840
	INDUSTRIAL REIT - 1.2%
21,400	LXP Industrial Trust	1,037,900

	INSURANCE - 2.4%
84,000	Crawford & Company, Class A	939,120
23,000	Horace Mann Educators Corporation	1,052,940
		1,992,060
	LEISURE PRODUCTS - 2.3%
143,000	Escalade, Inc.	1,896,180

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.9%
61,000	Embecta Corporation	$778,055

	MULTI ASSET CLASS REITS - 0.9%
48,000	Alexander & Baldwin, Inc.	750,240

	OIL & GAS PRODUCERS - 2.7%
367,000	Evolution Petroleum Corporation	1,442,310
31,000	Riley Exploration Permian, Inc.	849,090
		2,291,400
	OIL & GAS SERVICES & EQUIPMENT - 2.3%
187,000	Select Water Solutions, Inc.	1,888,700

	RESIDENTIAL REIT - 2.3%
125,000	UMH Properties, Inc.	1,891,250

	RETAIL - CONSUMER STAPLES - 2.1%
50,000	Village Super Market, Inc., Class A	1,728,000

	RETAIL - DISCRETIONARY - 5.2%
22,000	Buckle, Inc. (The)	1,242,560
103,000	Ethan Allen Interiors, Inc.	2,434,920
41,000	Shoe Carnival, Inc.	677,320
		4,354,800
	SPECIALTY FINANCE - 2.7%
14,000	GATX Corporation	2,239,020

	SPECIALTY REIT - 3.7%
196,000	Postal Realty Trust, Inc., Class A	3,045,840

	TECHNOLOGY SERVICES - 1.7%
23,000	John Wiley & Sons, Inc., Class A	836,280
16,100	Value Line, Inc.	597,471
		1,433,751

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	TELECOMMUNICATIONS - 1.9%
122,000	Spok Holdings, Inc.	$1,620,160

	TOTAL COMMON STOCKS (Cost $65,140,826)	81,569,239

	PREFERRED STOCK — 1.2%
	HOME CONSTRUCTION — 1.2%
40,000	Green Brick Partners, Inc., 5.7500%	970,000

	TOTAL PREFERRED STOCK (Cost $846,709)	970,000

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
690,078	First American Treasury Obligations Fund, Class X, 3.88%(a) (Cost $690,078)	690,078

	TOTAL INVESTMENTS - 99.7% (Cost $66,677,613)	$83,229,317
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	253,232
	NET ASSETS - 100.0%	$83,482,549

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares				Fair Value
	PREFERRED STOCKS — 11.5%
	BANKING — 5.5%
29,000	Bank of America Corporation - Series E, 5.9186%			$575,940
20,200	Bank of Hawaii Corporation, 8.0000%			536,714
25,000	First Busey Corporation, 8.2500%			636,750
6,000	Wintrust Financial Corporation, 7.8750%			157,560
				1,906,964
	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
1,000,000	Mellon Capital IV - Series 1, 4.8300%			822,453

	REAL ESTATE INVESTMENT TRUSTS — 3.7%
31,000	EPR Properties - Series C, 5.7500%			730,050
12,300	LXP Industrial Trust - Series C, 6.5000%			575,025
				1,305,075
	TOTAL PREFERRED STOCKS (Cost $4,055,345)			4,034,492

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 73.3%
	AEROSPACE & DEFENSE — 1.7%
600,000	TransDigm, Inc.	4.6250	01/15/29	593,099

	APPAREL & TEXTILE PRODUCTS — 4.2%
1,475,000	Under Armour, Inc.	3.2500	06/15/26	1,466,188

	ASSET MANAGEMENT — 5.2%
850,000	Blackstone Private Credit Fund	2.6250	12/15/26	832,942
1,000,000	Hercules Capital, Inc.	2.6250	09/16/26	984,120
				1,817,062
	BANKING — 4.2%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,490,604

	BIOTECH & PHARMA — 4.2%
1,400,000	Elanco Animal Health, Inc.	6.6500	08/28/28	1,470,885

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 73.3% (Continued)
	ENGINEERING & CONSTRUCTION — 5.1%
900,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	7.5000	02/01/32	$912,611
900,000	Great Lakes Dredge & Dock Corporation	5.2500	06/01/29	877,246
				1,789,857
	HOME & OFFICE PRODUCTS — 12.2%
1,500,000	ACCO Brands Corporation(a)	4.2500	03/15/29	1,361,606
1,510,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,514,483
1,400,000	Steelcase, Inc.	5.1250	01/18/29	1,373,346
				4,249,435
	HOME CONSTRUCTION — 9.9%
1,475,000	Beazer Homes USA, Inc.	5.8750	10/15/27	1,483,098
1,000,000	Interface, Inc.(a)	5.5000	12/01/28	999,375
1,000,000	M/I Homes, Inc.	4.9500	02/01/28	997,946
				3,480,419
	HOUSEHOLD PRODUCTS — 2.2%
200,000	Energizer Holdings, Inc.(a)	4.7500	06/15/28	197,743
600,000	Energizer Holdings, Inc.(a)	6.0000	09/15/33	567,139
				764,882
	INDUSTRIAL SUPPORT SERVICES — 2.8%
1,000,000	United Rentals North America, Inc.	5.5000	05/15/27	1,000,707

	LEISURE FACILITIES & SERVICES — 11.5%
300,000	Brinker International, Inc.(a)	8.2500	07/15/30	318,482
250,000	Carnival Corporation	6.6500	01/15/28	258,907
1,400,000	Cedar Fair, L.P./Canada’s Wonderland Company/Magnum Management Corporation	5.3750	04/15/27	1,389,454
600,000	Vail Resorts, Inc.	5.6250	07/15/30	609,180
1,471,000	Wendy’s International, LLC	7.0000	12/15/25	1,476,005
				4,052,028
	MEDICAL EQUIPMENT & DEVICES — 0.7%
250,000	Embecta Corporation(a)	6.7500	02/15/30	247,600

	OIL & GAS SERVICES & EQUIPMENT — 4.3%
1,500,000	Oceaneering International, Inc.	6.0000	02/01/28	1,524,018

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 73.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 5.1%
1,400,000	EPR Properties	4.9500	04/15/28	$1,411,873
400,000	IIP Operating Partnership, L.P.	5.5000	05/25/26	394,332
				1,806,205
	TOTAL CORPORATE BONDS (Cost $25,335,726)			25,752,989

	U.S. GOVERNMENT & AGENCIES — 6.2%
	U.S. TREASURY BILLS — 6.2%
500,000	United States Treasury Bill(b)	3.7500	01/02/26	498,311
1,700,000	United States Treasury Bill(b)	3.7700	01/15/26	1,691,970
				2,190,281
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,190,144)			2,190,281

Shares
	SHORT-TERM INVESTMENT — 7.8%
	MONEY MARKET FUND - 7.8%
2,724,741	First American Treasury Obligations Fund, Class X, 3.88%(c) (Cost $2,724,741)			2,724,741

	TOTAL INVESTMENTS - 98.8% (Cost $34,305,956)			$34,702,503
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			410,234
	NET ASSETS - 100.0%			$35,112,737

LLC	- Limited Liability Company

L.P.	- Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, the total market value of Rule 144A securities is $4,604,556 or 13.1% of net assets.

(b)	Zero coupon bond. Rate disclosed is the current yield as of November 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ASSET MANAGEMENT - 7.1%
24,400	GCM Grosvenor, Inc.	$267,912
13,000	Sprott, Inc.	1,190,670
69,000	WisdomTree, Inc.	761,760
		2,220,342
	BANKING - 7.7%
15,500	Bar Harbor Bankshares	462,520
3,710	City Holding Company	450,060
12,000	NBT Bancorp, Inc.	497,520
12,460	QCR Holdings, Inc.	1,017,109
		2,427,209
	BEVERAGES - 1.0%
197,000	Farmer Bros Company(a)	317,170

	COMMERCIAL SUPPORT SERVICES - 4.3%
16,000	Hackett Group, Inc. (The)	295,520
35,000	Legalzoom.com, Inc.(a)	326,550
13,000	V2X, Inc.(a)	713,050
		1,335,120
	CONSUMER SERVICES - 1.2%
19,000	Lincoln Educational Services Corporation(a)	391,020

	E-COMMERCE DISCRETIONARY - 2.9%
30,000	Liquidity Services, Inc.(a)	901,200

	ELECTRICAL EQUIPMENT - 9.2%
17,500	Allient, Inc.	942,550
53,000	LSI Industries, Inc.	969,370
3,500	OSI Systems, Inc.(a)	947,975
		2,859,895
	ENGINEERING & CONSTRUCTION - 6.9%
2,200	Comfort Systems USA, Inc.	2,149,268

	ENTERTAINMENT CONTENT - 7.0%
39,000	Reservoir Media, Inc.(a)	297,180

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	ENTERTAINMENT CONTENT - 7.0% (Continued)
22,400	Sphere Entertainment Company(a)	$1,894,816
		2,191,996
	GAS & WATER UTILITIES - 0.9%
5,800	H2O America	269,294

	HOME CONSTRUCTION - 3.9%
9,500	Champion Homes, Inc.(a)	815,480
15,000	Interface, Inc.	418,650
		1,234,130
	HOUSEHOLD PRODUCTS - 1.7%
11,000	Central Garden & Pet Company(a)	375,760
9,000	Energizer Holdings, Inc.	164,070
		539,830
	INDUSTRIAL INTERMEDIATE PROD - 3.5%
10,500	AZZ, Inc.	1,106,910

	INDUSTRIAL SUPPORT SERVICES - 3.5%
16,000	EVI Industries, Inc.	327,040
4,300	VSE Corporation	774,817
		1,101,857
	INTERNET MEDIA & SERVICES - 1.9%
20,000	Yelp, Inc.(a)	578,200

	LEISURE FACILITIES & SERVICES - 2.6%
60,000	Lucky Strike Entertainment Corporation	469,200
17,000	OneSpaWorld Holdings Ltd.	347,140
		816,340
	MACHINERY - 2.6%
5,000	Alamo Group, Inc.	801,850

	OIL & GAS PRODUCERS - 3.5%
4,900	Gulfport Energy Corporation(a)	1,090,201

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 3.6%
44,000	Helix Energy Solutions Group, Inc.(a)	$293,040
24,200	Thermon Group Holdings, Inc.(a)	849,420
		1,142,460
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
68,000	Mobile Infrastructure Corporation(a)	212,160

	RESIDENTIAL REIT - 2.4%
49,561	UMH Properties, Inc.	749,858

	RETAIL - DISCRETIONARY - 3.5%
3,800	Boot Barn Holdings, Inc.(a)	736,516
21,817	Shoe Carnival, Inc.	360,417
		1,096,933
	SEMICONDUCTORS - 3.5%
7,392	Axcelis Technologies, Inc.(a)	611,836
5,400	Silicon Motion Technology Corporation - ADR	480,384
		1,092,220
	SOFTWARE - 1.7%
31,000	Simulations Plus, Inc.(a)	527,000

	SPECIALTY REIT - 2.7%
55,500	Postal Realty Trust, Inc., Class A	862,470

	STEEL - 1.6%
7,800	Commercial Metals Company	497,484

	TECHNOLOGY HARDWARE - 3.1%
11,000	IMAX Corporation(a)	408,100
42,000	Turtle Beach Corporation(a)	582,960
		991,060
	TRANSPORTATION & LOGISTICS - 0.8%
12,500	Covenant Logistics Group, Inc.	249,250

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TRANSPORTATION EQUIPMENT - 3.0%
18,000	Blue Bird Corporation(a)	$939,960

	TOTAL COMMON STOCKS (Cost $17,294,455)	30,692,687

	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
650,079	First American Treasury Obligations Fund, Class X, 3.88%(b) (Cost $650,079)	650,079

	TOTAL INVESTMENTS - 100.1% (Cost $17,944,534)	$31,342,766
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(25,995)
	NET ASSETS - 100.0%	$31,316,771

ADR	- American Depositary Receipt

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025

	North Star	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond	Small Cap
	Fund	Fund	Fund	Fund	Value Fund
Assets:
Investments in Unaffiliated Securities at Cost	$70,300,938	$67,707,382	$66,677,613	$34,305,956	$17,944,534
Investments in Non-controlled Affiliated Securities at Cost	2,429,980	—	—	—	—
Total Securities at Cost	72,730,918	67,707,382	66,677,613	34,305,956	17,944,534
Investments in Unaffiliated Securities at Value	$134,132,891	$110,587,438	$83,229,317	$34,702,503	$31,342,766
Investments in Non-controlled Affiliated Securities at Value	3,491,400	—	—	—	—
Total Securities at Value	137,624,291	110,587,438	83,229,317	34,702,503	31,342,766
Dividends and Interest Receivable	397,211	117,175	368,490	475,760	33,423
Receivable for Fund Shares Sold	594	—	740	—	3,021
Prepaid Expenses and Other Assets	17,373	14,730	16,364	9,069	9,237
Total Assets	138,039,469	110,719,343	83,614,911	35,187,332	31,388,447

Liabilities:
Payable for Fund Shares Redeemed	—	—	—	—	9,846
Investment Advisory Fees Payable	104,454	88,336	67,888	24,329	8,243
Distribution (12b-1) Fees Payable	2,916	—	—	—	5,460
Payable to Related Parties	26,495	24,196	19,466	15,103	16,417
Audit and Tax Fees Payable	20,249	19,733	19,880	19,685	20,070
Accrued Expenses and Other Liabilities	35,438	31,834	25,128	15,478	11,640
Total Liabilities	189,552	164,099	132,362	74,595	71,676

Net Assets	$137,849,917	$110,555,244	$83,482,549	$35,112,737	$31,316,771

Composition of Net Assets:
At November 30, 2025, Net Assets consisted of:
Paid-in-Capital	$66,382,314	$63,821,910	$66,499,608	$38,364,765	$14,231,833
Accumulated Earnings/(Losses)	71,467,603	46,733,334	16,982,941	(3,252,028)	17,084,938
Net Assets	$137,849,917	$110,555,244	$83,482,549	$35,112,737	$31,316,771

Net Asset Value Per Share:
Class I Shares:
Net Assets	$127,135,878	$110,555,244	$83,482,549	$35,112,737
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	6,734,195	2,701,968	3,897,698	3,955,160
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$18.88	$40.92	$21.42	$8.88
Class A Shares:
Net Assets	$10,714,039
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	563,645
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$19.01
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$20.17
Institutional Class Shares:
Net Assets					$4,326,442
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					266,919
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$16.21
Investor Class Shares:
Net Assets					$26,990,329
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					1,663,965
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$16.22

*	The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2025

					North Star
	North Star	North Star	North Star	North Star Bond	Small Cap
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Fund	Value Fund
Investment Income
Dividends from Unaffiliated Investments (net of $3,355, $0, $10,048, $0, and $3,790 in foreign dividend tax withheld)	$1,876,387	$1,740,985	$3,294,336	$159,383	$274,075
Interest	1,526,238	353,265	170,954	1,784,209	75,123
Total Investment Income	3,402,625	2,094,250	3,465,290	1,943,592	349,198

Expenses
Investment Advisory Fees	1,260,165	1,105,000	864,299	287,733	308,226
Distribution (12b-1) Fees - Class A	25,716	—	—	—	—
Distribution (12b-1) Fees - Investor Class	—	—	—	—	66,722
Administrative Service Fees	126,650	112,292	87,085	54,255	45,015
Third Party Administrative Servicing Fees	113,245	101,193	86,254	35,060	4,245
Accounting Service Fees	56,130	44,781	32,444	19,456	21,655
Registration Fees	38,890	27,040	24,968	21,730	39,553
Transfer Agent Fees	32,100	18,490	25,299	16,025	18,055
Custodian Fees	25,485	21,885	15,189	6,789	4,800
Legal Fees	24,300	23,724	22,847	23,062	24,350
Trustees’ Fees and Expenses	23,605	23,937	23,574	24,967	23,205
Audit and Tax Fees	20,750	20,190	20,448	20,421	17,515
Printing Expense	16,080	13,370	11,307	5,205	6,100
Chief Compliance Officer Fees	13,800	13,285	10,457	7,550	9,525
Insurance Expense	5,625	5,272	4,142	3,081	3,445
Other Expenses	5,050	6,556	6,807	2,171	4,720
Total Expenses	1,787,591	1,537,015	1,235,120	527,505	597,131
Fees Waived by the Adviser	(85,926)	—	—	—	(233,992)
Net Expenses	1,701,665	1,537,015	1,235,120	527,505	363,139

Net Investment Income	1,700,960	557,235	2,230,170	1,416,087	(13,941)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
on Unaffiliated Investments	6,474,534	3,345,867	623,266	(182,476)	4,129,797
on Foreign Currency Transactions	—	—	(70)	—	(46)
Total Net Realized Gain (Loss)	6,474,534	3,345,867	623,196	(182,476)	4,129,751
Net Change in Unrealized Appreciation (Depreciation):
on Unaffiliated Investments	(440,443)	(11,156,141)	(8,664,019)	(27,436)	(2,921,631)
on Non-Controlled Affiliated Investments	1,628,928	—	—	—	—
on Foreign Currency Translations	—	—	68	—	35
Total Net Change in Unrealized Appreciation (Depreciation)	1,188,485	(11,156,141)	(8,663,951)	(27,436)	(2,921,596)

Net Realized and Unrealized Gain (Loss) on Investments	7,663,019	(7,810,274)	(8,040,755)	(209,912)	1,208,155

Net Increase (Decrease) in Net Assets Resulting From Operations	$9,363,979	$(7,253,039)	$(5,810,585)	$1,206,175	$1,194,214

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund

	For the Year	For the Year
	Ended	Ended
	November 30, 2025	November 30, 2024
Operations
Net Investment Income	$1,700,960	$1,417,318
Net Realized Gain on Investments	6,474,534	3,927,275
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,188,485	20,602,997
Net Increase in Net Assets Resulting From Operations	9,363,979	25,947,590

Distributions to Shareholders:
Distributions Paid
Class I	(5,077,673)	(3,456,120)
Class A	(429,723)	(348,867)
Total Distributions Paid	(5,507,396)	(3,804,987)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (87,278 and 133,168 shares, respectively)	1,520,386	2,268,584
Distributions Reinvested (215,806 and 164,824 shares, respectively)	3,780,205	2,669,997
Cost of Shares Redeemed (497,295 and 712,977 shares, respectively)	(8,571,846)	(12,168,988)
Redemption Fee Proceeds	216	393
Total Class I Shares	(3,271,039)	(7,230,014)

Class A Shares:
Proceeds from Shares Sold (1,010 and 1,181 shares, respectively)	18,152	20,106
Distributions Reinvested (24,177 and 21,328 shares, respectively)	426,709	343,831
Cost of Shares Redeemed (97,894 and 286,583 shares, respectively)	(1,687,989)	(4,804,359)
Redemption Fee Proceeds	1	15
Total Class A Shares	(1,243,127)	(4,440,407)

Net Decrease in Net Assets From Shares of Beneficial Interest	(4,514,166)	(11,670,421)

Total Increase (Decrease) in Net Assets	(657,583)	10,472,182

Net Assets
Beginning of Year	138,507,500	128,035,318
End of Year	$137,849,917	$138,507,500

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund

	For the Year	For the Year
	Ended	Ended
	November 30, 2025	November 30, 2024
Operations
Net Investment Income	$557,235	$890,123
Net Realized Gain on Investments	3,345,867	3,379,661
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,156,141)	25,747,862
Net Increase (Decrease) in Net Assets Resulting From Operations	(7,253,039)	30,017,646

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(3,525,826)	(782,956)
Total Distributions to Shareholders	(3,525,826)	(782,956)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (17,821 and 60,497 shares, respectively)	729,460	2,369,809
Distributions Reinvested (66,339 and 17,936 and shares, respectively)	2,864,513	632,955
Cost of Shares Redeemed (209,394 and 155,735 shares, respectively)	(8,584,400)	(6,128,214)
Redemption Fee Proceeds	262	109
Total Class I Shares	(4,990,165)	(3,125,341)

Total Increase (Decrease) in Net Assets	(15,769,030)	26,109,349

Net Assets
Beginning of Year	126,324,274	100,214,925
End of Year	$110,555,244	$126,324,274

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund

	For the Year	For the Year
	Ended	Ended
	November 30, 2025	November 30, 2024
Operations
Net Investment Income	$2,230,170	$2,518,080
Net Realized Gain on Investments and Foreign Currency Transactions	623,196	1,988,719
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(8,663,951)	13,143,674
Net Increase (Decrease) in Net Assets Resulting From Operations	(5,810,585)	17,650,473

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(4,374,331)	(3,268,884)
Total Distributions to Shareholders	(4,374,331)	(3,268,884)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (70,794 and 231,543 shares, respectively)	1,581,931	5,093,719
Distributions Reinvested (134,458 and 102,774 shares, respectively)	2,999,274	2,275,639
Cost of Shares Redeemed (322,416 and 372,666 shares, respectively)	(6,975,258)	(8,179,918)
Redemption Fee Proceeds	2	143
Total Class I Shares	(2,394,051)	(810,417)

Total Increase (Decrease) in Net Assets	(12,578,967)	13,571,172

Net Assets
Beginning of Year	96,061,516	82,490,344
End of Year	$83,482,549	$96,061,516

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund

	For the Year	For the Year
	Ended	Ended
	November 30, 2025	November 30, 2024
Operations
Net Investment Income	$1,416,087	$1,344,725
Net Realized Loss on Investments	(182,476)	(1,040,045)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(27,436)	1,665,089
Net Increase in Net Assets Resulting From Operations	1,206,175	1,969,769

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(1,478,976)	(1,355,084)
Total Distributions to Shareholders	(1,478,976)	(1,355,084)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (358,699 and 487,320 shares, respectively)	3,195,612	4,331,800
Distributions Reinvested (106,577 and 99,696 shares, respectively)	946,692	885,234
Cost of Shares Redeemed (153,688 and 252,883 shares, respectively)	(1,366,163)	(2,250,386)
Total Class I Shares	2,776,141	2,966,648

Total Increase in Net Assets	2,503,340	3,581,333

Net Assets
Beginning of Year	32,609,397	29,028,064
End of Year	$35,112,737	$32,609,397

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Small Cap Value Fund

	For the Year	For the Year
	Ended	Ended
	November 30, 2025	November 30, 2024
Operations
Net Investment Income (Loss)	$(13,941)	$(22,050)
Net Realized Gain on Investments and Foreign Currency Transactions	4,129,751	4,865,451
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,921,596)	5,432,952
Net Increase in Net Assets Resulting From Operations	1,194,214	10,276,353

Distributions to Shareholders:
Distributions Paid
Institutional Class	(551,802)	—
Investor Class	(3,754,740)	—
Total Distributions Paid	(4,306,542)	—

Capital Shares of Beneficial Interest
Institutional Class Shares:
Proceeds from Shares Sold (30,481 and 41,144 shares, respectively)	430,591	648,488
Distributions Reinvested (35,348 and 0 shares, respectively)	536,229	—
Cost of Shares Redeemed (65,900 and 76,862 shares, respectively)	(980,445)	(1,135,445)
Total Institutional Class Shares	(13,625)	(486,957)

Investor Class Shares:
Proceeds from Shares Sold (24,185 and 51,941 shares, respectively)	370,280	802,503
Distributions Reinvested (245,150 and 0 shares, respectively)	3,728,730	—
Cost of Shares Redeemed (433,579 and 648,916 shares, respectively)	(6,326,560)	(9,888,213)
Total Investor Class Shares	(2,227,550)	(9,085,710)

Net Decrease in Net Assets From Shares of Beneficial Interest	(2,241,175)	(9,572,667)

Total Increase (Decrease) in Net Assets	(5,353,503)	703,686

Net Assets
Beginning of Year	36,670,274	35,966,588
End of Year	$31,316,771	$36,670,274

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Opportunity Fund Class I
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$18.30	$15.52	$16.05	$20.00	$16.71
Activity From Investment Operations:
Net investment income (a)	0.23	0.18	0.22	0.16	0.10
Net gain (loss) from securities (both realized and unrealized)	1.08	3.08	(0.02)	(3.57)	3.23
Total from operations	1.31	3.26	0.20	(3.41)	3.33
Less Distributions From:
Net investment income	(0.23)	(0.23)	(0.21)	(0.11)	(0.04)
Net realized gains on investments	(0.50)	(0.25)	(0.52)	(0.43)	(0.00	) (b)
Total Distributions	(0.73)	(0.48)	(0.73)	(0.54)	(0.04)
Redemption Fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$18.88	$18.30	$15.52	$16.05	$20.00
Total Return (c)	7.54%	21.42%	1.37%	(17.48)%	20.00%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$127,136	$126,786	$113,975	$118,346	$146,910
Ratio to average net assets:
Expenses, Gross (d)	1.37%	1.34%	1.35%	1.35%	1.27%
Expenses, Net of waiver or recapture	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income	1.34%	1.08%	1.44%	0.93%	0.52%
Portfolio turnover rate	25%	21%	24%	31%	30%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2022, November 30, 2023, November 30, 2024 and November 30, 2025, total returns would have been lower. Had the Adviser not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Opportunity Fund Class A
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$18.42	$15.62	$16.09	$20.05	$16.76
Activity From Investment Operations:
Net investment income (a)	0.19	0.14	0.18	0.11	0.05
Net gain (loss) from securities (both realized and unrealized)	1.09	3.09	(0.01)	(3.58)	3.26
Total from operations	1.28	3.23	0.17	(3.47)	3.31
Less Distributions From:
Net investment income	(0.19)	(0.18)	(0.12)	(0.06)	(0.02)
Net realized gains on investments	(0.50)	(0.25)	(0.52)	(0.43)	—
Total Distributions	(0.69)	(0.43)	(0.64)	(0.49)	(0.02)
Redemption Fees	0.00 (b)	0.00 (b)	0.00 (b)	—	0.00 (b)
Net Asset Value, End of Year	19.01	18.42	15.62	16.09	20.05
Total Return (c)	7.28%	21.07%	1.15%	(17.70)%	19.73%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$10,714	$11,722	$14,061	$19,469	$31,276
Ratio to average net assets:
Expenses, Gross (d)	1.62%	1.59%	1.60%	1.60%	1.51%
Expenses, Net of waiver or recapture	1.55%	1.55%	1.55%	1.55%	1.54%
Net investment income	1.09%	0.81%	1.17%	0.65%	0.26%
Portfolio turnover rate	25%	21%	24%	31%	30%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2022, November 30, 2023, November 30, 2024 and November 30, 2025, total returns would have been lower. Had the Adviser not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Micro Cap Fund Class I
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$44.68	$34.50	$31.81	$41.77	$35.74
Activity From Investment Operations:
Net investment income (loss) (a)	0.20	0.31	0.28	0.19	(0.00	) (b)
Net gain (loss) from securities (both realized and unrealized)	(2.71)	10.14	2.49	(8.80)	6.03
Total from operations	(2.51)	10.45	2.77	(8.61)	6.03
Less Distributions From:
Net investment income	(0.31)	(0.27)	(0.08)	(0.10)	(0.00	) (b)
Net realized gains on investments	(0.94)	—	—	(1.25)	—
Total Distributions	(1.25)	(0.27)	(0.08)	(1.35)	(0.00)
Redemption Fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$40.92	$44.68	$34.50	$31.81	$41.77
Total Return (c)	(5.77)%	30.50%	8.74%	(21.34)%	16.88%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$110,555	$126,324	$100,215	$93,664	$126,281
Ratio to average net assets:
Expenses	1.38%	1.33%	1.38%	1.41%	1.29%
Net investment income (loss)	0.50%	0.78%	0.85%	0.55%	(0.01)%
Portfolio turnover rate	24%	26%	18%	11%	9%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Dividend Fund Class I
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$23.93	$20.35	$22.33	$23.43	$20.05
Activity From Investment Operations:
Net investment income (a)	0.56	0.61	0.54	0.53	0.43
Net gain (loss) from securities (both realized and unrealized)	(1.98)	3.77	(1.23)	(0.76)	3.32
Total from operations	(1.42)	4.38	(0.69)	(0.23)	3.75
Less Distributions From:
Net investment income	(0.62)	(0.67)	(0.50)	(0.48)	(0.37)
Net realized gains on investments	(0.47)	(0.13)	(0.79)	(0.39)	—
Total Distributions	(1.09)	(0.80)	(1.29)	(0.87)	(0.37)
Redemption Fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$21.42	$23.93	$20.35	$22.33	$23.43
Total Return (c)	(6.01)%	21.91%	(3.14)%	(0.96)%	18.70%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$83,483	$96,062	$82,490	$87,280	$88,006
Ratio to average net assets:
Expenses	1.43%	1.39%	1.45%	1.45%	1.36%
Net investment income	2.58%	2.79%	2.63%	2.40%	1.79%
Portfolio turnover rate	14%	34%	23%	22%	12%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Bond Fund Class I
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$8.95	$8.77	$8.73	$9.49	$9.49
Activity From Investment Operations:
Net investment income (a)	0.37	0.38	0.30	0.22	0.25
Net gain (loss) from securities (both realized and unrealized)	(0.05)	0.19	0.03	(0.76)	0.02
Total from operations	0.32	0.57	0.33	(0.54)	0.27
Less Distributions From:
Net investment income	(0.39)	(0.39)	(0.29)	(0.22)	(0.27)
Total Distributions	(0.39)	(0.39)	(0.29)	(0.22)	(0.27)
Redemption Fees	—	—	0.00 (b)	—	—
Net Asset Value, End of Year	$8.88	$8.95	$8.77	$8.73	$9.49
Total Return (c)	3.64%	6.58%	3.82%	(5.69)%	2.85%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$35,113	$32,609	$29,028	$27,241	$31,113
Ratio to average net assets:
Expenses, Gross	1.56%	1.59%	1.65%	1.63%	1.59%
Expenses, Net of expense waiver or recapture	1.56%	1.59%	1.65%	1.63%	1.59%
Net investment income	4.18%	4.31%	3.48%	2.48%	2.56%
Portfolio turnover rate	34%	43%	48%	27%	42%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund Institutional Class
	For the Year	For the Year	For the Period		For the Year	For the Year	For the Year
	Ended	Ended	Ended		Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023 *		January 31, 2023	January 31, 2022	January 31, 2021
Net Asset Value, Beginning of Period	$17.46	$13.13	$15.56		$18.22	$20.53	$18.83
Activity From Investment Operations:
Net investment income (a)	0.02	0.02	0.02		0.06	0.05	0.09
Net gain (loss) from securities (both realized and unrealized)	0.80	4.31	(1.10)		0.19	5.14	1.84
Total from operations	0.82	4.33	(1.08)		0.25	5.19	1.93
Less Distributions From:
Net investment income	—	—	(0.05)		(0.14)	(0.12)	(0.23)
Net realized gains on investments	(2.07)	—	(1.30)		(2.77)	(7.38)	—
Total Distributions	(2.07)	—	(1.35)		(2.91)	(7.50)	(0.23)
Redemption Fees (b)	—	—	—		—	0.00 (c)	0.00 (c)
Net Asset Value, End of Period	$16.21	$17.46	$13.13		$15.56	$18.22	$20.53
Total Return (d)	5.50%	32.98%	(6.95	)% (f)	2.71%	23.92%	10.33%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,326	$4,662	$3,974		$5,771	$36,005	$96,863
Ratio to average net assets:
Expenses, Gross (e)	1.72%	1.56%	1.73	% (g)	1.45%	1.38%	1.35%
Expenses, Net of expense waiver or recapture (b)	0.98%	0.98%	0.98	% (g)	0.98%	0.98%	0.98%
Net investment income	0.15%	0.15%	0.14	% (g)	0.34%	0.20%	0.52%
Portfolio turnover rate	23%	29%	6	% (f)	28%	71%	66%

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

(c)	Less than $0.005 per share.

(d)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(e)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund Investor Class
	For the Year	For the Year		For the Period		For the Year	For the Year		For the Year
	Ended	Ended		Ended		Ended	Ended		Ended
	November 30, 2025	November 30, 2024		November 30, 2023 *		January 31, 2023	January 31, 2022		January 31, 2021
Net Asset Value, Beginning of Period	$17.51	$13.19		$15.64		$18.23	$20.49		$18.80
Activity From Investment Operations:
Net investment income (loss) (a)	(0.01)	(0.01)		(0.01)		0.02	0.00	(b)	0.05
Net gain (loss) from securities (both realized and unrealized)	0.79	4.33		(1.11)		0.21	5.12		1.83
Total from operations	0.78	4.32		(1.12)		0.23	5.12		1.88
Less Distributions From:
Net investment income	—	—		(0.03)		(0.05)	(0.00	) (b)	(0.19)
Net realized gains on investments	(2.07)	—		(1.30)		(2.77)	(7.38)		—
Total Distributions	(2.07)	—		(1.33)		(2.82)	(7.38)		(0.19)
Redemption Fees (c)	—	—		—		—	0.00	(b)	0.00 (b)
Net Asset Value, End of Period	$16.22	$17.51		$13.19		$15.64	$18.23		$20.49
Total Return (d)	5.23%	32.75%		(7.18	)% (f)	2.55%	23.66%		10.04%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$26,990	$32,008		$31,993		$41,871	$64,007		$71,784
Ratio to average net assets:
Expenses, Gross (e)	1.97%	1.81%		1.88	% (g)	1.47%	1.38%		1.35%
Expenses, Net of expense waiver or recapture (c)	1.21%	1.21%		1.21	% (g)	1.21%	1.21%		1.21%
Net investment income (loss)	(0.08)%	(0.09	)% (h)	(0.08	)% (g)	0.13%	0.00	% (i)	0.30%
Portfolio turnover rate	23%	29%		6	% (f)	28%	71%		66%

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

(d)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(e)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(f)	Not annualized.

(g)	Annualized.

(h)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts represented may not coincide with the aggregate presentation of the Statements of Operations.

(i)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2025

1.	Organization

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended management investment companies.

The Trust acquired the Walthausen Small Cap Value Fund (the “Predecessor Fund”), in a tax-free reorganization as of the close of business on May 12, 2023 (the “Reorganization”) and changed its name to the North Star Small Cap Value Fund. As a series of the Trust, the North Star Small Cap Value Fund is a continuation of the Predecessor Fund, and has adopted its financial reporting history. The Fund changed its year end to November 30 from January 31.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified
North Star Small Cap Value Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital
North Star Small Cap Value Fund	To seek long-term capital appreciation

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014
North Star Small Cap Value Fund	February 1, 2008 (Commencement of operations of the Predecessor Fund)

The North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Class I shares are offered at NAV. The North Star Small Cap Value Fund currently offers Investor Class and Institutional Class shares, both classes are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Funds have adopted FASB) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent approximate fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Investments in open-ended investment companies are valued at NAV.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$100,202,450	$—	$—	$100,202,450
Preferred Stocks	2,709,840	—	—	2,709,840
Convertible Bond	—	1,004,635	—	1,004,635
Corporate Bonds	—	13,829,497	—	13,829,497
U.S. Government & Agencies	—	18,946,627	—	18,946,627
Short-Term Investment	931,242	—	—	931,242
Total	$103,843,532	$33,780,759	$—	$137,624,291

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3 **	Total
Common Stocks	$100,345,171	—	$—	$100,345,171
Short-Term Investment	10,242,267	—	—	10,242,267
Total	$110,587,438	$—	$—	$110,587,438

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$81,569,239	$—	$—	$81,569,239
Preferred Stock	970,000	—	—	970,000
Short-Term Investment	690,078	—	—	690,078
Total	$83,229,317	$—	$—	$83,229,317

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stocks	$4,034,492	$—	$—	$4,034,492
Corporate Bonds	—	25,752,989	—	25,752,989
U.S. Government & Agencies	—	2,190,281	—	2,190,281
Short-Term Investment	2,724,741	—	—	2,724,741
Total	$6,759,233	$27,943,270	$—	$34,702,503

North Star Small Cap Value Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$30,692,687	$—	$—	$30,692,687
Short-Term Investment	650,079	—	—	650,079
Total	$31,342,766	$—	$—	$31,342,766

*	Refer to the Schedules of Investments for security classifications.

**	Additional disclosures surrounding Level 3 investments in the North Star Micro Cap Fund were not significant to the financial statements.

The North Star Opportunity Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Funds recognize interest and penalties, if any, related

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually
North Star Small Cap Value Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or NAVs per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund	1.00% on the first $100 million in net assets 0.90% on net assets greater than $100 million
North Star Micro Cap Fund	1.00% on the first $100 million in net assets 0.90% on net assets greater than $100 million
North Star Dividend Fund	1.00% on the first $100 million in net assets 0.90% on net assets greater than $100 million
North Star Bond Fund	0.85%
North Star Small Cap Value Fund	1.00%

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

For the year ended November 30, 2025, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$1,260,165
North Star Micro Cap Fund	1,105,000
North Star Dividend Fund	864,299
North Star Bond Fund	287,733
North Star Small Cap Value Fund	308,226

Pursuant to an operating expense limitation agreement between the Adviser and each Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Funds to ensure that the total amount of Funds’ operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.74% of the Micro Cap Fund’s average net assets for Class I shares, 1.74% of the Dividend Fund’s average net assets for Class I shares, 1.79% of the Bond Fund’s average net assets for Class I shares, 1.55% and 1.30% of the Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, and 0.98% and 1.21% of the Small Cap Fund’s average net assets for Institutional Class shares and Investor Class shares, respectively, in each case through March 31, 2026 subject thereafter to annual re-approval of the agreement by the Board of Trustees. For the year ended November 30, 2025, the Adviser waived fees in the amount of $85,926 for the Opportunity Fund and $233,992 for the Small Cap Value Fund.

The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

For the fiscal year ended November 30, 2025, the North Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2025 will expire on November 30 of the following years:

Fund	Amount	Expiring
North Star Opportunity Fund	$64,483	2026
	51,493	2027
	85,926	2028
North Star Small Cap Value Fund	130,403	2026
	216,325	2027
	233,992	2028

Despite the contractual terms, the Adviser has determined and represented to the North Star Small Cap Value Fund that it will not seek to recoup any waived fees or expenses reimbursed prior to the close of the reorganization on May 12, 2023.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund and the North Star Small Cap Value Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

(the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds are permitted to pay 0.25% per year of the average daily net assets of Class A shares and Investor Class shares for such distribution and shareholder service activities. For the year ended November 30, 2025, the North Star Opportunity Fund Class A shares incurred $25,716 in distribution fees and the North Star Small Cap Value Investor Class shares incurred $66,722 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the year ended November 30, 2025, the Distributor received $1,021 in underwriting commissions, of which $88 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

During the year ended November 30, 2025, NewEdge Group, a registered broker/dealer and an affiliate of the Funds, executed trades on behalf of the Funds. These trades were cleared through National Financial Services, LLC. During the year ended November 30, 2025, NewEdge Group received trade commissions as follows:

Fund	Amount
North Star Opportunity Fund	$16,853
North Star Micro Cap Fund	34,595
North Star Dividend Fund	13,370
North Star Bond Fund	1,926
North Star Small Cap Value Fund	9,581

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended November 30, 2025 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$25,587,235	$38,731,314
North Star Micro Cap Fund	24,410,281	32,539,940
North Star Dividend Fund	15,101,098	11,407,563
North Star Bond Fund	10,153,840	10,071,064
North Star Small Cap Value Fund	6,717,098	11,863,135

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2025, NFS LLC held approximately 74.3% of the voting securities of the North Star Opportunity Fund, 71.3% of the North Star Micro Cap Fund, 78.8% of the North Star Dividend Fund, 80.0% of the North Star Bond Fund and 58.3% of the North Star Small Cap Value Fund. As of November 30, 2025, Charles Schwab held approximately 26.4% of the voting securities of the North Star Small Cap Value Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC or Charles Schwab.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the year ended November 30, 2025, the North Star Opportunity Fund had $1 and $216 in redemption fees for Class A and Class I, respectively. The North Star Micro Cap Fund had $262 in redemption fees, the North Star Dividend Fund had $2 in redemption fees and the North Star Bond Fund had $0 in redemption fees. Effective June 1, 2021, the North Star Small Cap Value Fund eliminated the redemption fee.

7.	INVESTMENTS IN AFFILIATED ISSUERS

A non-controlled, affiliated issuer is an issuer in which the Fund has ownership of at least 5% but less than 25% of the voting securities. Issuers which are non-controlled affiliates of the North Star Opportunity Fund and North Star Micro Cap Fund at November 30, 2025, are noted in the Fund’s Schedule of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Opportunity Fund

						Net Change in
	Fair Value			Dividends		Unrealized	Fair Value
	November 30,			Credited to	Realized	Appreciation	November 30,	Shares November
Description	2024	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	2025	30, 2025
Orion Energy Systems, Inc.	$1,659,240	$203,232	$—	$—	$—	$1,628,928	$3,491,400	220,000

North Star Micro Cap Fund

						Net Change in
	Fair Value			Dividends		Unrealized	Fair Value
	November 30,			Credited to	Realized	Appreciation	November 30,	Shares November
Description	2024	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	2025	30, 2025
Truett-Hurst, Inc.	$—	$—	$—	$—	$—	$—	$—	278,942

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2025, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
North Star Opportunity Fund	$72,462,985	$65,446,704	$(285,398)	$65,161,306
North Star Micro Cap Fund	68,025,481	44,610,687	(2,048,730)	42,561,957
North Star Dividend Fund	66,685,605	20,735,398	(4,191,686)	16,543,712
North Star Bond Fund	34,296,489	621,204	(215,190)	406,014
North Star Small Cap Value Fund	17,947,677	14,058,724	(663,635)	13,395,089

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

	For the year ended November 30, 2025
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
North Star Opportunity Fund	$1,662,664	$3,844,732	$5,507,396
North Star Micro Cap Fund	874,006	2,651,820	3,525,826
North Star Dividend Fund	2,473,754	1,900,577	4,374,331
North Star Bond Fund	1,478,976	—	1,478,976
North Star Small Cap Value Fund	—	4,306,542	4,306,542

	For the year ended November 30, 2024
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
North Star Opportunity Fund	$1,762,325	$2,042,662	$3,804,987
North Star Micro Cap Fund	782,956	—	782,956
North Star Dividend Fund	2,685,840	583,044	3,268,884
North Star Bond Fund	1,355,084	—	1,355,084
North Star Small Cap Value Fund	—	—	—

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$—	$6,341,628	$—	$—	$(35,331)	$65,161,306	$71,467,603
North Star Micro Cap Fund	527,645	3,383,999	—	—	259,733	42,561,957	46,733,334
North Star Dividend Fund	300,482	126,894	—	—	11,763	16,543,802	16,982,941
North Star Bond Fund	11,665	—	—	(3,669,707)	—	406,014	(3,252,028)
North Star Small Cap Value Fund	—	3,691,234	(1,409)	—	—	13,395,113	17,084,938

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships, unamortized organizational costs from fund mergers and tax adjustments for real estate investment trusts, trust preferred securities, C-Corporations with return of capital distributions and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $90 and $24 for North Star Dividend Fund and North Star Small Cap Value Fund, respectively.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The North Star Small Cap Value Fund incurred and elected to defer such late year losses of $1,409.

At November 30, 2025, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
North Star Bond Fund	$1,008,945	$2,660,762	$3,669,707	$—

During the fiscal year ended November 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to net operating losses, use of tax equalization credits, and adjustments for prior year tax returns, resulted in reclassification for the following Funds for the year ended November 30, 2025, as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
North Star Opportunity Fund	$249,328	$(249,328)
North Star Micro Cap Fund	44,039	(44,039)
North Star Dividend Fund	29,278	(29,278)
North Star Bond Fund	—	—
North Star Small Cap Value Fund	303,229	(303,229)

10.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024.

11.	SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of North Lights Fund Trust II

and the Shareholders of North Star Opportunity Fund, North Star Micro Cap Fund,

North Star Dividend Fund, and North Star Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund, and North Star Bond Fund (collectively, the Funds), each a separate series of the Northern Lights Fund Trust II, including the schedules of investments, as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more investment companies in the North Star fund complex since 2015.

Denver, Colorado

January 29, 2026

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of North Lights Funds Trust II

and the Shareholders of North Star Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of North Star Small Cap Value Fund (the Fund), a series of Northern Lights Fund Trust II, including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the two years in the period ended November 30, 2025 and the period from February 1, 2023 to November 30, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years ended November 30, 2025 and the period from February 1, 2023 to November 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the years ended January 31, 2023, January 31, 2022, and January 31, 2021, for the Fund were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated March 29, 2023.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more investment companies in the North Star fund complex since 2015.

Denver, Colorado

January 29, 2026

North Star Funds
ADDITIONAL INFORMATION (Unaudited)
November 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 21, 2025 the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between North Star Investment Management Corp. (“North Star”) and the Trust on behalf of each of the North Star Micro Cap Fund (“North Star Micro Cap”), North Star Dividend Fund (“North Star Dividend”), North Star Opportunity Fund (“North Star Opportunity”), North Star Bond Fund (“North Star Bond”) and North Star Small Cap Value Fund (“North Star Small Cap, and, collectively, the “North Star Funds”).

Based on their evaluation of the information provided by North Star, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreements with respect to each of the Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by Independent trustee counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreements and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee and performance information relating to the Funds and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from Fund management. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the renewal of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the proposed renewal of the Advisory Agreement with respect to each of the North Star Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for each of the North Star Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed North Star’s research capabilities, the quality of North Star’s compliance infrastructure and the experience of its investment advisory personnel. The Board noted that North Star is an experienced investment adviser with seasoned senior management. Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the North Star Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether North Star’s CCO had processes

North Star Funds
ADDITIONAL INFORMATION (Continued) (Unaudited)
November 30, 2025

in place to review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the North Star

Fund’s investment limitations and discussed North Star’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent, based on his review, that North Star’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted North Star’s representation that the prospectus and statement of additional information for the North Star Funds accurately describe the investment strategies of each of the North Star Funds. The Board then reviewed the capitalization of North Star based on financial information provided by and representations made by North Star and its representatives and concluded that North Star was sufficiently well-capitalized in order to meet its obligations to each of the North Star Funds. The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the advisory services provided by North Star to each of the North Star Funds were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of each of the North Star Funds as compared to its respective peer group, Morningstar category and benchmark for the one-year, three-year, five-year, ten-year and since inception periods ended August 31, 2025, as applicable. With respect to North Star Opportunity, the Board noted that North Star Opportunity had underperformed its peer group median, Morningstar category median, and benchmark (the S&P 500 Total Return Index) for the one-year, three-year, five-year, ten-year and since inception periods. The Board reviewed the performance of North Star Micro Cap noting that while the North Star Micro Cap underperformed its peer group median, benchmark (the S&P 500 Total Return Index) and Morningstar category median for the one-year and five-year periods, it outperformed its peer group median and Morningstar category median for the three-year period, although it underperformed its benchmark for that period. The Board further noted that while North Star Micro Cap had underperformed its benchmark and Morningstar category median for the ten-year and since inception periods, it equaled the performance of the peer group median. The Board next reviewed the performance of North Star Dividend noting that North Star Dividend had underperformed its benchmark (the S&P 500 Total Return Index), peer group median and Morningstar category median for the three-year, five-year, ten-year and since inception periods, but had equaled the peer group median for one-year period, although underperforming its Morningstar category and benchmark for the same period. Next, the Board reviewed the performance of the North Star Small Cap Value, noting that it had outperformed its peer group median and Morningstar category median for the one-year, three-year, five-year and since inception periods and also outperformed its benchmark (the S&P 500 Total Return Index) for the one-year and five-year periods but underperforming it for the three-year and since inception periods. Finally, the Board reviewed the performance of North Star Bond, noting that North Star Bond had outperformed its benchmark (the Bloomberg U.S. Aggregate Bond Total Return Index), but under performed its peer group median and Morningstar category median for the one-year, three-year, five-year, ten-year and since inception periods. After further discussion, the Board concluded that the performance of each of North Star Opportunity, North Star Micro Cap, North Star Dividend, North Star Small Cap Value and North Star Bond was acceptable although the Board agreed it would continue to monitor the performance of each of the North Star Funds.

Fees and Expenses. As to the costs of the services provided by North Star, the Board reviewed and discussed each of the North Star Fund’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Report. The Board noted that the advisory fee for each of the North Star Funds was near or at the high end of its respective peer group and Morningstar category ranges. The Board further noted that, reflecting the application of advisory fee breakpoints, North Star Opportunity, North Star Dividend, North Star Micro Cap, and North Star Small Cap Value were being charged a 1.00% advisory fee by North Star, respectively, which was above the Morningstar category median and peer group median for each Fund. The Board also noted that, with respect to each of North Star Opportunity, North Star Micro Cap and North Star Dividend, the advisory fee was 1.00% with a reduction to 0.90% on assets above $100 million. With respect to North Star Bond, the Board noted that the Fund’s 0.85% advisory fee was above both the peer group median and Morningstar category median.

North Star Funds
ADDITIONAL INFORMATION (Continued) (Unaudited)
November 30, 2025

The Board then reviewed the contractual arrangements for each of the North Star Funds, which stated that North Star had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2027, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed: 1.55%, 1.55%, and 1.30%, of North Star Opportunity’s average annual net assets for Class A, Class R and Class I Shares, respectively; 1.74%, 1.99% of North Star Dividend’s average annual net assets for Class I and Class R shares, respectively; 1.74%, and 1.99% of North Star Micro Cap’s average annual net assets for Class I and Class R shares, respectively; 1.79% of North Star Bond’s average annual net assets for Class I shares; and 0.98%, and 1.21% of North Star Small Cap Value’s average annual net assets for Institutional Class and Investor Class shares, respectively. The Board found such arrangements to be beneficial to shareholders. The Board concluded that based on North Star’s experience, expertise and services provided to the Funds, the advisory fee charged by North Star for each of the North Star Funds, although at or near the high end of each North Star Fund’s peer group, was not unreasonable.

Profitability. The Board also considered the level of profits that have accrued and could be expected to accrue to North Star with respect to each of the North Star Funds based on profitability reports and profitability analyses provided by North Star. The Board also reviewed the selected financial information of North Star provided by North Star. After review and discussion, the Board concluded that the profits from North Star’s relationship with each of the North Star Funds were not excessive.

Economies of Scale. As to the extent to which each of the North Star Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the North Star Funds, noting the existing advisory fee reduction when assets of North Star Opportunity, North Star Dividend, North Star Micro Cap reach $100 million. The Board further considered North Star’s expectations for growth, and concluded that additional material economies of scale would likely not be achieved in the near term.

Conclusion. Trust counsel and Independent Trustee counsel again assisted the Board throughout the agreement review and renewal process. The Board relied upon the advice of counsel, and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from North Star as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of North Star Opportunity, North Star Micro Cap, North Star Dividend, North Star Small Cap Value and North Star Bond separately, that (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Advisory Agreement is in the best interests of the applicable Fund and its shareholders. In considering the renewal of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Advisory Agreement is in the best interests of each of North Star Opportunity, North Star Micro Cap, North Star Dividend, North Star Small Cap Value and North Star Bond and their respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 855-580-0900 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 2/6/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date:2/6/26

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 2/6/26